Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	€ 721.5	€ 327.6	€ 156.9	€ 219.2
Financial assets at amortised cost	723.8	395.3
Loans and receivables	106.9	30.6
Short-term deposits, not classified as cash equivalents	25.0	0.0
Financial liabilities at amortised cost	(2,359.5)	(2,310.1)
Financial assets (liabilities) at fair value through profit or loss	2.8	4.3
Financial assets (liabilities) at fair value through other comprehensive income	24.5	7.9
Total	(1,501.5)	(1,872.0)
Contract liabilities	191.5	165.1
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	0.0	0.0
Loans and receivables	0.0	0.0
Financial assets at fair value through profit or loss	2.8	4.6
Derivative financial assets held for hedging	46.8	44.5
Financial assets	49.6	49.1
Trade receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	77.7	98.3
Financial assets at fair value through profit or loss	6.5	0.0
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	84.2	98.3
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	646.1	297.0
Financial assets at fair value through profit or loss	75.4	30.6
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	721.5	327.6
Short-term investments [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	25.0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	(0.3)
Financial liabilities at fair value through other comprehensive income	(22.3)	(36.6)
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(22.3)	(36.9)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(453.1)	(534.9)
Financial liabilities	(453.1)	(534.9)
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(1,906.4)	(1,775.2)
Financial liabilities	€ (1,906.4)	€ (1,775.2)